Consolidated income statement - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	€ 1,104,036	€ 1,085,354	€ 983,680
Cost of sales	801,717	745,461	663,879
Gross Profit	302,319	339,893	319,801
Other operating income	9,091	10,423	18,850
Selling and marketing expenses	24,853	24,978	26,086
Research and development expenses	31,668	35,672	34,387
General and administrative expenses	93,747	88,946	85,747
Operating Profit	161,142	200,720	192,431
Finance income	22,326	20,250	25,050
Finance expense	23,180	31,417	29,840
Profit Before Tax	160,288	189,553	187,641
Income taxes	42,522	43,863	44,625
Net Profit	117,766	145,690	143,016
Net Profit attributable to:
Equity holders of the parent	117,778	145,631	142,849
Non-controlling interests	€ (12)	€ 59	€ 167
Earnings per share
Basic earnings per common share (in EUR)	€ 0.43	€ 0.55	€ 0.54
Diluted earnings per common share (in EUR)	€ 0.43	€ 0.55	€ 0.54